ASSET ACQUISTION	3 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
ASSET ACQUISTION

NOTE 4. ASSET ACQUISTION

In August 2021, the Company, through its wholly owned subsidiary company, MotionZone, LLC (dba AUGGD), completed an acquisition of certain assets, as defined, from Augmented Reality Investments Pty Ltd, an Australia based company providing augmented reality software and services. Over time, the acquisition may facilitate the Company’s endeavors in the Architecture, Engineering and Construction (“AEC”) market segments.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

Initial consideration for the purchase was $0.75 million payable in Company common stock. In August 2021, the Company issued 77,264 shares of common stock to satisfy the purchase price. The acquisition agreement provides for additional contingent consideration in the form of Company common stock if certain future revenue targets are achieved through June 2024, which is not expected at this time. No liabilities were assumed as part of the acquisition and the primary assets acquired included employees, customer relationships and technology. The Company recorded the purchase price allocation as follows:

	As of September 30, 2021
	Value ($)	Useful Life (Years)
Intangible Assets
Customer Relationships	$250,000	3
Technology	250,000	3
Less: Accumulated Amortization	(20,833)
Intangible Assets, net	$479,167

Goodwill	$250,000	N/A

The goodwill recognized in connection with the acquisition is primarily attributable to new markets access and is expected to be deductible for tax purposes.

The results of operations of AUGGD have been included in the Company’s consolidated financial statements from the date of acquisition and did not have a material impact on the Company’s consolidated financial statements.